Other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other liabilities.
Schedule of other liabilities

	Balance as of						Balance as of
	January 1,		Increase for				December 31,
	2023		the year		Payments		2023
Aircraft and engine lease return obligation (Note 1s and 2i)	US$	249,466	US$	104,831	US$	(67,089)	US$	287,208
Employee profit sharing (Note 17)		386		1,481		(367)		1,500
	US$	249,852	US$	106,312	US$	(67,456)	US$	288,708

Current maturities							US$	2,303
Non-current							US$	286,405

	Balance as of						Balance as of
	January 1,		Increase for				December 31,
	2022		the year		Payments		2022
Aircraft and engine lease return obligation (Note 1s and 2i)	US$	188,879	US$	94,815	US$	(34,228)	US$	249,466
Employee profit sharing (Note 17)		12,686		136		(12,436)		386
	US$	201,565	US$	94,951	US$	(46,664)	US$	249,852

Current maturities							US$	5,398
Non-current							US$	244,454